Operating leases right-of-use assets and lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 2,624
2026	2,549
2027	2,489
2028	2,235
2029	668
Thereafter	11,052
Total undiscounted cash flows	21,617
Less: imputed interest	2,560
Present value of operating lease liabilities	19,057
Less: current portion	2,624	$ 3,307
Long-term operating lease liabilities	$ 16,433	$ 19,300